CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net revenues:
Product sales	$ 612,505	$ 798,109
Product sales - related party		2,736
Processing services	$ 4,899	3,963
Total net revenues	617,404	802,072
Cost of revenues:
Product sales	$ 533,194	698,087
Product sales - related party		2,559
Processing services	$ 3,145	3,062
Total cost of revenues	536,339	701,149
Gross profit	81,065	100,923
Operating expenses (income):
Sales and marketing	39,969	44,989
General and administrative	29,254	33,731
Research and development	24,584	25,698
Other operating income	(13,705)	(5,359)
Total operating expenses	80,102	99,059
Income from operations	963	1,864
Non-operating expenses (income):
Interest income	(1,675)	(2,501)
Interest expense	22,019	24,528
Foreign exchange losses (gains)	9,889	(187)
(Gains) losses on derivatives, net	$ 4,252	518
Gain on disposal of subsidiaries		$ (2,615)
Gains on repurchase of convertible bonds	$ (11,803)
Fair value change of warrant liability	(841)	$ (2,048)
Loss before income tax, noncontrolling interests	(20,878)	(15,831)
Income tax benefit	550	1,997
Net loss	$ (20,328)	(13,834)
Less: net loss attributed to noncontrolling interests		(4)
Net loss attributed to ReneSola Ltd	$ (20,328)	$ (13,830)
Loss per share
Basic	$ (0.10)	$ (0.07)
Diluted	$ (0.10)	$ (0.07)
Weighted average number of shares used in computing loss per share
Basic	204,275,041	203,370,722
Diluted	204,275,041	203,370,722